Lincoln PathBuilder Income® IRA
Individual Variable Annuity Contract
Updating Summary Prospectus for Current Contractowners
May 1, 2026
This updating summary prospectus summarizes certain changes to key features of the Lincoln PathBuilder Income® IRA variable annuity contract issued by The Lincoln National Life Insurance Company (Lincoln Life or Company).
You should read this updating summary prospectus carefully, particularly the section titled Important Information You Should Consider about the Lincoln PathBuilder Income® IRA contract.
The prospectus for the Lincoln PathBuilder Income® IRA variable annuity contract contains more information about the Contract’s features, benefits, and risks. You can find the prospectus and other information about the Contract online at www.lfg.com/VAprospectus. You can also obtain this information at no cost by calling 1-800-234-3500 or by sending an email request to CustServSupportTeam@lfg.com.
The Securities and Exchange Commission has not approved or disapproved the Contract or determined if this Summary Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
All prospectuses and other shareholder reports will be made available on www.lfg.com/VAprospectus.

Updated Information About Your Contract
The information in this Updating Summary Prospectus is a summary of certain contract features that have changed since the Updating Summary Prospectus dated May 1, 2025. This may not reflect all of the changes that have occurred since you entered into your Contract, and not all changes may be applicable to you.
Summary of Contract Changes:
Summary of Changes to Benefits Available Under the Contract:
Appendix B – Investment Requirements. This section should be reviewed for any updates to the Investment Requirements that may be applicable to your Contract.
Summary of Investment Option Changes:
The following is a summary of changes to the investment options available under the Contract. Additional information including investment objectives, current expenses and average annual total returns is available in Appendix A – Investment Options Available Under The Contract.
The following fund(s) will be available on or about May 11, 2026. Please consult your financial professional.
●
LVIP American Century Value Fund (Service Class)
Fund Name Changes:

Former Fund Name	New Fund Name
LVIP Macquarie Bond Fund	LVIP Franklin Templeton Core Bond Fund
LVIP Macquarie Diversified Floating Rate Fund	LVIP Nomura Diversified Floating Rate Fund
LVIP Macquarie Mid Cap Value Fund	LVIP Nomura Mid Cap Value Fund
LVIP Macquarie SMID Cap Core Fund	LVIP Nomura SMID Cap Core Fund
LVIP Macquarie Social Awareness Fund	LVIP Nomura Social Awareness Fund
LVIP Macquarie U.S. REIT Fund	LVIP Nomura U.S. REIT Fund
LVIP SSGA Bond Index Fund	LVIP State Street Bond Index Fund
LVIP SSGA International Index Fund	LVIP State Street International Index Fund
LVIP SSGA Moderate Index Allocation Fund	LVIP State Street Moderate Index Allocation Fund
LVIP SSGA S&P 500 Index Fund	LVIP State Street S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund	LVIP State Street Small-Cap Index Fund
Macquarie VIP Emerging Markets Series	Nomura VIP Emerging Markets Series
Macquarie VIP Small Cap Value Series	Nomura VIP Small Cap Value Series

Fund Reorganizations:
●
The LVIP Macquarie Wealth Builder Fund was reorganized into the LVIP Structured Moderate Allocation Fund on October 31, 2025.
The following fund reorganization(s) will take place on or about June 5, 2026. Please consult your financial professional.
●
The LVIP American Century Large Company Value Fund will be reorganized to merge into the LVIP American Century Value Fund, subject to shareholders approval.

Important Information You Should Consider About the Lincoln PathBuilder Income® IRA Variable Annuity Contract
	FEES, EXPENSES, AND ADJUSTMENTS			Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?	No: There are no surrender charges associated with this Contract.			●N/A
Are There Transaction Charges?	No: There are no transaction charges associated with this Contract.			●N/A
Are There Ongoing Fees and Expenses?
Yes:
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the investment options you choose.
Please refer to your contract specifications page in your Contract for information about the specific fees and expenses you will pay each year based on the options you have elected. These charges do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the Contractowner. If such charges were reflected, the ongoing fees and expenses would be higher.
●Fee Tables ●Fee Tables – Examples ●Charges, Other Deductions, and Adjustments ●Appendix A – Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract	0.25%[1]	0.25%[1]
	Base Contract – Guaranteed Withdrawal Benefit	1.00%[2]	2.00%[2]
	Fund fees and expenses	0.48%[3]	1.61%[3]
1 As a percentage of average Contract Value. For the base contract, also includes an amount attributable to the Annual Account Fee.
2 As a percentage of the Income Base.
3As a percentage of fund net assets, before expense reimbursements or fee waiver arrangements.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

	Lowest Annual Cost: $3,031	Highest Annual Cost: $4,072
	Assumes:	Assumes:
	●Investment of $100,000 ●5% annual appreciation ●Least expensive fund fees and expenses ●No additional Purchase Payments, transfers, or withdrawals ●No sales charges or advisory fees	●Investment of $100,000 ●5% annual appreciation ●Most expensive fund fees and expenses ●No additional Purchase Payments, transfers, or withdrawals ●No sales charges or advisory fees

	RISKS	Location in Prospectus
Is There a Risk of Loss From Poor Performance?	Yes: ●You can lose money by investing in this Contract, including loss of principal.	●Principal Risks ●Investments of the Variable Annuity Account
Is This a Short- Term Investment?
No:
●This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.
●The benefits of tax deferral, long-term income, and living benefit protections mean the Contract is more beneficial to investors with a long-term investment horizon.
●Surrenders and withdrawals are subject to ordinary income tax and may be subject to tax penalties.
●Fee Tables ●Principal Risks ●Surrenders and Withdrawals
What are the Risks Associated With the Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.
●Each investment option has its own unique risks.
●You should review the available investment options before making an investment decision.
●Principal Risks ●Investments of the Variable Annuity Account
What are the Risks Related to the Insurance Company?
●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-800-454-6265 or visiting
www.LincolnFinancial.com.
●Principal Risks
	RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Investment Options?
Yes:
●Not all investment options may be available for investment under your Contract.
●The availability of investment options may vary depending on the broker-dealer through which the Contract is sold.
●We reserve the right to remove or substitute any funds as investment options that are available under the Contract.
●You are generally restricted to no more than 12 transfers between investment options per Contract Year. Your ability to transfer between investment options may also be restricted as a result of Investment Requirements if you have elected an optional benefit.
●Investment Requirements apply to the Guaranteed Withdrawal Benefit.
●Principal Risks ●Investments of the Variable Annuity Account ●Appendix A – Investment Options Available Under the Contract
	TAXES	Location in Prospectus
What are the Contract’s Tax Implications?
●Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
●If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.
●Earnings on your Contract may be taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
●Federal Tax Matters

	CONFLICTS OF INTEREST	Location in Prospectus
How are Investment Professionals Compensated?
●Your financial professional may receive compensation for selling this Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm.
●This potential conflict of interest may influence your financial professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
●Distribution of the Contracts
Should I Exchange My Contract?
●You should only exchange a contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new
Contract rather than continue to own your existing contract.
●N/A

Appendix A — Investment Options Available Under The Contract
The following is a list of funds currently available under the Contract. Investment Requirements related to the Guaranteed Withdrawal Benefit limit your ability to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-800-234-3500 or by sending an email request to CustServSupportTeam@lfg.com.
The current expenses and performance information below reflect fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series II Shares	1.15%	16.23%	3.42%	5.95%
Long-term growth of capital.	LVIP AllianceBernstein Large Cap Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	0.88%[2]	13.72%	8.18%	13.37%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP American Balanced Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.92%[2]	15.07%	6.24%	7.86%
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.	LVIP American Century Balanced Fund - Service Class advised by Lincoln Financial Investments Corporation	1.02%[2]	9.33%	6.23%	N/A
Long-term capital growth, income is secondary objective.	LVIP American Century Large Company Value Fund - Service Class advised by Lincoln Financial Investments Corporation This fund will be reorganized to merge into the LVIP American Century Value Fund on or about June 5, 2026, subject to shareholders approval.	0.85%[2]	15.23%	9.84%	9.35%
Long-term capital growth.	LVIP American Century Ultra® Fund - Service Class advised by Lincoln Financial Investments Corporation	0.90%[2]	12.67%	11.52%	17.00%
Long-term capital growth; income is a secondary consideration.	LVIP American Century Value Fund - Service Class advised by Lincoln Financial Investments Corporation This fund will be available on or about May 11, 2026. Please consult your financial professional.	0.86%[2]	15.85%	11.47%	10.07%
A balance between a high level of current income and growth of capital. A fund of funds.	LVIP American Global Balanced Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	0.94%	12.43%	4.70%	6.06%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term growth of capital. A master- feeder fund.	LVIP American Global Growth Fund - Service Class II advised by Lincoln Financial Investments Corporation	1.04%	21.23%	7.85%	11.76%
Growth of capital. A master-feeder fund.	LVIP American Growth Fund - Service Class II advised by Lincoln Financial Investments Corporation	0.94%	19.82%	12.98%	17.55%
Long-term growth of capital and income. A master-feeder fund.	LVIP American Growth-Income Fund - Service Class II advised by Lincoln Financial Investments Corporation	0.88%	17.67%	13.51%	13.52%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP American Income Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.92%[2]	12.16%	4.33%	6.05%
Long-term growth of capital. A master- feeder fund.	LVIP American International Fund - Service Class II advised by Lincoln Financial Investments Corporation	1.15%	26.27%	3.01%	6.60%
Capital appreciation.	LVIP Baron Growth Opportunities Fund - Service Class advised by Lincoln Financial Investments Corporation	1.15%[2]	-10.08%	-0.33%	8.78%
Long-term capital appreciation.	LVIP BlackRock Equity Dividend Fund - Service Class advised by Lincoln Financial Investments Corporation	0.96%[2]	13.09%	7.97%	8.27%
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	18.41%	5.84%	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	1.10%	5.49%	2.36%	2.76%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Service Class advised by Lincoln Financial Investments Corporation	1.11%[2]	8.63%	2.45%	3.42%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class advised by Lincoln Financial Investments Corporation	0.74%[2]	15.26%	12.75%	13.27%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Maximum long-term total return consistent with reasonable risk.	LVIP Fidelity Institutional AM® Total Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.81%[2]	6.40%	-0.65%	2.25%
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Franklin Templeton Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.72%	6.87%	-0.79%	1.88%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.71%[2]	33.98%	8.80%	7.62%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.65%[2]	35.26%	11.70%	8.13%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.61%[2]	18.39%	15.89%	13.26%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.62%	13.30%	11.41%	9.93%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.05%[2]	11.24%	4.44%	5.38%
Current income while maintaining a stable value of the investors' shares and preserving the value of the investors' initial investment.	LVIP Government Money Market Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	3.71%	2.79%	1.70%
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Service Class advised by Lincoln Financial Investments Corporation	0.93%[2]	11.82%	4.12%	5.28%
Maximum total return, consistent with reasonable risk.	LVIP JPMorgan Short Duration Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.77%[2]	4.87%	1.55%	2.03%
Long-term capital appreciation.	LVIP MFS International Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	1.04%[2]	18.81%	6.82%	9.46%
Capital appreciation.	LVIP MFS Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	12.78%	9.72%	9.82%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Service Class advised by Lincoln Financial Investments Corporation	0.91%[2]	6.14%	-3.54%	0.11%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.99%[2]	36.05%	10.96%	7.63%
Total return.	LVIP Nomura Diversified Floating Rate Fund - Service Class advised by Lincoln Financial Investments Corporation	0.89%[2]	4.51%	3.09%	2.51%
To maximize long-term capital appreciation.	LVIP Nomura Mid Cap Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.77%	12.95%	11.33%	10.29%
Long-term capital appreciation.	LVIP Nomura SMID Cap Core Fund - Service Class advised by Lincoln Financial Investments Corporation	1.10%[2]	8.53%	8.77%	9.34%
To maximize long-term capital appreciation.	LVIP Nomura Social Awareness Fund - Service Class advised by Lincoln Financial Investments Corporation	0.79%	14.65%	12.58%	13.13%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Nomura U.S. REIT Fund - Service Class advised by Lincoln Financial Investments Corporation	1.13%[2]	0.72%	5.24%	3.74%
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP State Street Bond Index Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Bond Index Fund)	0.62%[2]	6.53%	-0.97%	1.42%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP State Street International Index Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA International Index Fund)	0.63%[2]	30.85%	8.39%	7.73%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP State Street Moderate Index Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Moderate Index Allocation Fund)	0.75%	15.35%	5.59%	7.16%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP State Street S&P 500 Index Fund - Service Class[3] advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA S&P 500 Index Fund)	0.48%	17.30%	13.88%	14.26%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP State Street Small-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Small-Cap Index Fund)	0.63%[2]	12.18%	5.47%	8.90%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.81%	16.98%	6.90%	7.32%
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	0.96%[2]	10.76%	7.14%	12.62%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Service Class advised by Lincoln Financial Investments Corporation	1.03%[2]	2.16%	8.97%	8.26%
Total return.	MFS® VIT Utilities Series - Service Class advised by Massachusetts Financial Services Company	1.03%[2]	14.76%	7.38%	9.22%
Long-term capital appreciation.	Nomura VIP Emerging Markets Series - Service Class	1.46%[2]	80.77%	8.48%	11.85%
Capital appreciation.	Nomura VIP Small Cap Value Series - Service Class	1.04%	7.83%	8.93%	8.84%
1
The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company.
2
This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
3
The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index.
4
“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.
5
Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.

Appendix B — Investment Requirements
As long as the Guaranteed Withdrawal Benefit rider is in effect, you will be subject to Investment Requirements. This means you will be limited in how much you can invest in certain Subaccounts of your Contract. You must comply with the Investment Requirements during the period of time you own the rider (the minimum time period for ownership, if any, is specified in the termination section). After that period, if you no longer comply with the Investment Requirements, the rider will be terminated. We impose Investment Requirements to reduce the risk of investment losses that may require use to use our own assets to make guaranteed payments under the rider.
Certain of the underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns.
These funds are included under Investment Requirements in part because the reduction in volatility helps us reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under the rider. At the same time, risk management strategies in periods of high market volatility or other market conditions could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult with your financial professional to determine whether these funds align with your investment objectives. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
We have divided the Subaccounts of your Contract into groups and have specified the minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your financial professional to determine if the Investment Requirements are consistent with your investment objectives.
You can select the percentages of Contract Value to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group.
In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your Contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value in accordance with your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. If your allocation instructions do not comply with the Investment Requirements, portfolio rebalancing will be paused, and any subsequent transfer requests will be considered not in Good Order until updated allocation instructions are received. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation.
We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors, including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
1.
submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or
2.
take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
3.
terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements.
B-1

At this time, the Subaccount groups are as follows:
Group 1 Investments must be at least 40% of Contract Value or Account Value.
LVIP BlackRock Inflation Protected Bond Fund
LVIP Fidelity Institutional AM® Total Bond Fund
LVIP Franklin Templeton Core Bond Fund
LVIP Government Money Market Fund
LVIP JPMorgan Short Duration Bond Fund
LVIP Mondrian Global Income Fund
LVIP Nomura Diversified Floating Rate Fund
LVIP State Street Bond Index Fund

Group 2 Investments cannot exceed 60% of Contract Value or Account Value.
Invesco V.I. EQV International Equity Fund
LVIP AllianceBernstein Large Cap Growth Fund
LVIP American Century Large Company Value Fund
LVIP American Century Ultra Fund
LVIP American Global Growth Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Equity Dividend Fund
LVIP BlackRock Real Estate Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
LVIP Franklin Templeton Multi-Factor International Equity Fund
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP Nomura Mid Cap Value Fund
LVIP Nomura SMID Cap Core Fund
LVIP Nomura Social Awareness Fund
LVIP Nomura U.S. REIT Fund
LVIP State Street International Index Fund
LVIP State Street S&P 500 Index Fund
LVIP State Street Small-Cap Index Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP Wellington SMID Cap Value Fund
MFS VIT Utilities Series
Nomura VIP Emerging Markets Series
Nomura VIP Small Cap Value Series
The fixed accounts are not available with these riders.
As an alternative to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the funds listed below. If you allocate less than 100% of Contract Value among these funds, then the funds listed below that are also listed in Group 1 will be subject to Group 1 restrictions. Any remaining funds listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
LVIP American Balanced Allocation Fund
LVIP American Century Balanced Fund
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Income Allocation Fund
LVIP BlackRock Global Allocation Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP Fidelity Institutional AM® Total Bond Fund
LVIP Franklin Templeton Core Bond Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Government Money Market Fund
LVIP JPMorgan Retirement Income Fund
LVIP JPMorgan Short Duration Bond Fund
LVIP Mondrian Global Income Fund
LVIP Nomura Diversified Floating Rate Fund
LVIP State Street Bond Index Fund
LVIP State Street Moderate Index Allocation Fund
LVIP Structured Moderate Allocation Fund

B-2

This updating summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the Contract, both dated May 1, 2026, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.

SEC File Nos.:
333-267957; 811-03214
EDGAR Contract Identifier:
C000240383